AMOUNTS DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2025
AMOUNTS DUE TO RELATED PARTIES
AMOUNTS DUE TO RELATED PARTIES

18.AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties:

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Trade nature (Note):
Related companies controlled by the Controlling Shareholders	1,329	2,177
Note:	Amounts due to related parties arising from the purchase of food ingredients and condiment products have a credit terms of 30 to 60 days.